UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Common Stock Fund
Schedule of Investments (unaudited)

September 30, 2006

	Shares, Warrants, Shares Subject to Put/Call, or Principal Amount		Value
Common Stocks and Warrants 87.5%
Aerospace and Defense 2.8%
Boeing	31,200	shs.	$ 2,460,120
General Dynamics	19,000		1,361,730
Honeywell International	70,100		2,867,090
Raytheon* (exercise price of $37.50, expiring 6/16/11)	4,668	wts.	66,612
			6,755,552
Air Freight and Logistics 0.6%
FedEx	13,800	shs.	1,499,784

Beverages 0.9%
Coca-Cola	21,100		942,748
Coca-Cola Enterprises	54,000		1,124,820
			2,067,568
Biotechnology 3.0%
Amgen*	39,800		2,846,894
Genentech*	21,600		1,786,320
Pharmion*	121,076		2,609,188
			7,242,402
Capital Markets 4.1%
Bank of New York	59,900		2,112,074
Goldman Sachs Group	6,400		1,082,688
Legg Mason	20,900		2,107,974
Merrill Lynch	40,700		3,183,554
Morgan Stanley	19,730		1,438,514
			9,924,804
Chemicals 0.8%
E. I. Du Pont de Nemours	44,300		1,897,812

Commercial Banks 2.2%
SunTrust Banks	27,500		2,125,200
Wachovia	58,340		3,255,372
			5,380,572
Commercial Services and Supplies 0.9%
Avis Budget Group	11,160		204,116
Waste Management	52,100		1,911,028
			2,115,144
Communications Equipment 5.6%
Cisco Systems*	96,960		2,230,080
Comverse Technology*	103,300		2,214,752
Corning*	90,444		2,207,738
Lucent Technologies*	405,200		948,168
Lucent Technologies* (exercise price of $2.75, expiring 12/10/07)	1,162,150	wts.	220,809
Motorola	47,800	shs.	1,195,000
Nokia (ADR)	60,200		1,185,338
QUALCOMM	96,200		3,496,870
			13,698,755
Computers and Peripherals 2.7%
EMC*	238,600		2,858,428
International Business Machines	29,470		2,414,772
Seagate Technology	51,400		1,186,826
			6,460,026
Consumer Finance 0.9%
Capital One Financial	28,600		2,249,676

Containers and Packaging 1.2%
Smurfit-Stone Container*	257,800		2,887,360

Diversified Financial Services 6.1%
Bank of America	52,160		2,794,211
CIT Group	19,100		928,833
Citigroup	122,926		6,105,734
JPMorgan Chase	104,850		4,923,756
			14,752,534
Diversified Telecommunication Services 2.1%
BellSouth	52,500		1,709,400
Citizens Communications	102,300		1,436,292
Verizon Communications	16,000		594,080
Windstream	109,700		1,446,943
			5,186,715
Electronic Equipment and Instruments 0.5%
Symbol Technologies	79,200		1,176,912

Energy Equipment and Services 1.1%
Halliburton	39,400		1,120,930
Tidewater	33,400		1,475,946
			2,596,876
Food and Staples Retailing 2.0%
Rite Aid*	264,100		1,199,014
SUPERVALU	42,300		1,254,195
Wal-Mart Stores	49,270		2,429,996
			4,883,205
Health Care Equipment and Supplies 1.9%
Bausch & Lomb	12,300		616,599
Boston Scientific*	144,600		2,138,634
Medtronic	40,700		1,890,108
			4,645,341
Health Care Providers and Services 3.2%
Aetna	61,100		2,416,505
UnitedHealth Group	38,700		1,904,040
WellPoint*	45,700		3,521,185
			7,841,730
Hotels, Restaurants and Leisure 0.9%
Harrah's Entertainment	32,300		2,145,689

Industrial Conglomerates 4.4%
3M	38,800		2,887,496
General Electric	220,710		7,791,063
			10,678,559
Insurance 3.6%
Allstate	11,900		746,487
American International Group	62,200		4,121,372
MetLife	18,100		1,025,908
UnumProvident	51,100		990,829
XL Capital (Class A)	26,500		1,820,550
			8,705,146
Internet Software and Services 2.1%
Google (Class A)*	6,200		2,491,780
McAfee*	58,700		1,435,802
Yahoo!*	47,000		1,188,160
			5,115,742
Machinery 0.7%
Illinois Tool Works	38,620		1,734,038

Media 2.3%
Clear Channel Communications	39,900		1,151,115
News Corp. (Class A)	74,300		1,459,995
Time Warner	162,900		2,969,667
			5,580,777
Metals and Mining 0.9%
Alcoa	42,900		1,202,916
Freeport-McMoRan Copper & Gold (Class B)	17,000		905,420
			2,108,336
Multi-Utilities 1.0%
Dominion Resources	19,900		1,522,151
DTE Energy	22,700		942,277
			2,464,428
Multiline Retail 1.4%
Dollar General	169,400		2,308,922
Target	21,700		1,198,925
			3,507,847
Oil, Gas and Consumable Fuels 6.6%
Chevron	57,600		3,735,936
ConocoPhillips	49,600		2,934,829
Exxon Mobil	87,930		5,900,103
Murphy Oil	35,705		1,697,773
Sunoco	29,100		1,809,729
			16,078,370
Pharmaceuticals 4.9%
Eli Lilly	12,500		712,500
Forest Laboratories*	33,600		1,700,496
Johnson & Johnson	14,559		945,461
Pfizer	142,338		4,036,706
Valeant Pharmaceuticals International*	75,600		1,495,368
Wyeth	61,000		3,101,240
			11,991,771
Real Estate Management and Development 0.3%
Realogy*	27,900		632,772

Semiconductors and Semiconductor Equipment 1.9%
Broadcom (Class A)*	40,900		1,240,906
Marvell Technology Group*	67,200		1,301,664
Maxim Integrated Products	35,600		999,292
Texas Instruments	33,000		1,097,250
			4,639,112
Software 4.0%
Activision*	54,900		828,990
Business Objects (ADR)*	41,700		1,421,553
Cogent*	218,500		3,000,005
Microsoft	162,600		4,443,858
			9,694,406
Specialty Retail 4.5%
Abercrombie & Fitch (Class A)	17,100		1,188,108
Best Buy	58,800		3,149,328
Foot Locker	76,700		1,936,675
Home Depot	80,200		2,908,854
Urban Outfitters*	105,800		1,871,602
			11,054,567
Thrifts and Mortgage Finance 1.1%
Fannie Mae	23,800		1,330,658
Freddie Mac	21,400		1,419,462
			2,750,120
Tobacco 2.7%
Altria Group	86,400		6,613,920

Wireless Telecommunication Services 1.6%
American Tower (Class A)*	33,400		1,219,100
Sprint Nextel	154,100		2,642,815
			3,861,915
Total Common Stocks and Warrants			212,620,283

Options Purchased* 2.9%
Beverages 0.1%
Coca-Cola Enterprises, Call expiring January 2008 at $15	44,500		298,150

Biotechnology 0.0%
Pharmion, Call expiring December 2006 at $17.50	22,200		99,900

Communications Equipment 0.4%
Comverse Technology, Call expiring January 2007 at $20	111,200		567,120
Corning, Call expiring January 2007 at $22.50	76,000		258,400
			825,520
Computers and Peripherals 0.3%
Dell, Call expiring January 2008 at $25	124,800		355,680
Seagate Technology, Call expiring January 2007 at $17.50	36,200		220,820
			576,500
Consumer Finance 0.2%
Capital One Financial, Call expiring January 2008 at $80	36,800		426,880

Food Products 0.0%
Kraft Food (Class A), Put expiring March 2007 at $30	26,300		10,520

Health Care Equipment and Supplies 0.4%
Bausch & Lomb, Call expiring January 2008 at $50	33,500		286,425
Boston Scientific, Call expiring January 2009 at $20	102,600		230,850
St. Jude Medical, Call expiring January 2008 at $35	54,100		343,535
			860,810
Industrial Conglomerates 0.0%
3M, Call expiring January 2009 at $80	4,200		35,280

Internet Software and Services 0.2%
eBay, Call expiring January 2008 at $30	47,600		238,000
Yahoo!, Call expiring January 2009 at $30	47,000		220,900
			458,900
Multiline Retail 0.1%
Dollar General, Call expiring January 2008 at $15	176,100		272,955

Oil, Gas and Consumable Fuels 0.1%
Murphy Oil, Call expiring January 2008 at $15	18,100		112,220

Pharmaceuticals 0.1%
Bristol-Myers Squibb, Call expiring January 2008 at $20	25,200		136,080

Semiconductors and Semiconductor Equipment 0.1%
Marvell Technology Group, Call expiring January 2009 at $20	51,700		341,220

Software 0.4%
Activision, Call expiring January 2008 at $15	151,500		522,675
Cogent, Call expiring December 2006 at $15	137,300		157,895
Cogent, Call expiring March 2007 at $12.50	122,000		366,000
			1,046,570
Tobacco 0.5%
Altria Group, Call expiring January 2008 at $75	33,000		273,900
Altria Group, Call expiring January 2008 at $80	77,500		449,500
Altria Group, Call expiring January 2008 at $85	119,900		491,590
			1,214,990
Wireless Telecommunication Services 0.1%
Sprint Nextel, Call expiring January 2009 at $20	99,000		232,650

Total Options Purchased			6,949,145

Short-Term Holdings 8.5%
Corporate Notes 3.7%
Goldman Sachs Group:
13%, 12/20/06†(1)	$ 1,164,000		1,143,618
8.25%, 7/27/07†(2)	4,517,000		1,145,105
13.75%, 8/2/07†(3)	6,902,300		1,277,409
9.8%, 9/27/07†(4)	5,175,700		1,164,947
Merrill Lynch 13.6%, 3/27/07†(5)	3,263,800		1,179,537
Morgan Stanley:
10.6%, 3/27/07†(6)	4,388,300		1,203,711
10.25%, 8/25/07†(6)	6,765,300		1,894,961
			9,009,288
Time Deposit 4.0%
BNP Paribas, Grand Cayman, 5.28%, 10/3/06	9,625,000		9,625,000

US Treasury Notes 0.8%
2.875%, 11/30/06	2,000,000	(7)	1,993,908
Total Short-Term Holdings			20,628,196
Total Investments 98.9%			240,197,624
Other Assets Less Liabilities 1.1%			2,713,793
Net Assets 100.0%			$242,911,417

Schedule of Options Written
Put Options Written
Foot Locker, expiring November 2006 at $25	8,900	shs.	$ (12,015)
Hewlett-Packard, expiring November 2006 at $35	51,700		(49,115)
Total Options Written			$ (61,130)

____________
*	Non-income producing security.
ADR - American Depositary Receipt.
†	This security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(1)	The notes are exchangeable at maturity for value of the common stock of five companies in the home building industry.
The maturity value of each stock is limited to 115% of the stock's price at the date of the purchase of the notes.
(2)	The notes are exchangeable at maturity for value of the common stock Yahoo! (Internet Software and Services)
The maturity value of the stock is limited to 120% of the stock's price at the date of the purchase of the notes.
(3)	The notes are exchangeable at maturity for value of the common stock of Marvell Technology Group (Semiconductors and Semiconductor Equipment).
The maturity value of the stock is limited to 120% of the stock's price at the date of the purchase of the notes.
(4)	The notes are exchangeable at maturity for value of the common stock of Seagate Technology (Computers and Peripherals).
The maturity value of the stock is limited to 120% of the stock's price at the date of the purchase of the notes.
(5)	The notes are exchangeable at maturity for value of the common stock of Peabody Energy (Oil, Gas and Consumable Fuels).
The maturity value of the stock is limited to 120% of the stock's price at the date of the purchase of the notes.
(6)	The notes are exchangeable at maturity for value of the common stock of eBay (Internet Software and Services).
The maturity value of the stock is limited to 120% of the stock's price at the date of the purchase of the notes.
(7)	All or part of the security is held as collateral for options written. As of September 30, 2006, the value of securities held as collateral was $1,993,908.

The cost of investments for federal income tax purposes was $231,328,756. The tax basis gross appreciation and depreciation of portfolio securities were $20,015,332, and $11,146,464, respectively. Net unrealized appreciation was $8,868,868.

Security Valuation— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Fund) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts,and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By:             /S/  BRIAN T. ZINO
      Brian T. Zino
      President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:  /S/ BRIAN T. ZINO
    Brian T. Zino
    President and Chief Executive Officer

Date: November 27, 2006

By:           /S/  LAWRENCE P. VOGEL
    Lawrence P. Vogel
    Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.